CAPITAL AND RESERVES - Summary of Issued Capital and Share Premium (Detail) - USD ($)						12 Months Ended
	Nov. 23, 2021	Mar. 24, 2021	Mar. 23, 2021	Jan. 04, 2021	Oct. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Conversion of warrants into shares (in shares)						17,009,291
Issuance of share capital (in shares)	37,229,736		491,183,856
Beginning balance						$ 393,052,000	$ 223,832,000	$ 62,090,000
Contribution of shares by Kinetik							13,724,000
Initial share capital of Arrival						35,000
Reduction of capital of Arrival						0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						0
Issuance of share capital as consideration for the merger with CIIG		$ 1,591,090,000				1,591,090,000
Treasury shares						(1,203,000)
Sale of treasury shares						1,466,000
Exercise of warrants into shares						223,267,000
Issuance of share capital						335,636,000	188,644,000	279,126,000
Share issue related cost	$ (18,046,000)
Impact from conversion of share capital from EUR to USD						0
Ending balance						1,225,578,000	393,052,000	223,832,000
Share capital
Disclosure of classes of share capital [line items]
Beginning balance						274,126,000	260,297,000	20,000
Initial share capital of Arrival						35,000
Reduction of capital of Arrival						(35,000)
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						211,064,000
Issuance of share capital as consideration for the merger with CIIG						8,543,000
Exercise of warrants into shares						1,694,000
Issuance of share capital	4,199,000	$ 8,543,000	$ 58,023,784	$ 5,038,202		4,199,000	13,829,000	8,206,000
Impact from conversion of share capital from EUR to USD						(3,452,000)
Ending balance						74,046,000	274,126,000	260,297,000
Share premium
Disclosure of classes of share capital [line items]
Beginning balance						331,718,000	156,903,000	138,054,000
Contribution of Roborace Ltd by Kinetik							68,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						(4,602,685,000)
Issuance of share capital as consideration for the merger with CIIG						711,625,000
Exercise of warrants into shares						139,149,000
Issuance of share capital	$ 349,483,000		$ 4,631,715,417			331,437,000	174,815,000	270,920,000
Impact from conversion of share capital from EUR to USD						(272,217,000)
Ending balance						$ 5,844,397,000	$ 331,718,000	$ 156,903,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						880,000,000	880,000,000
Contribution of shares by Kinetik (in shares)					(50,000,000)		(50,000,000)
Initial share capital (in shares)						300,000
Reduction of issued capital (in shares)			(300,000)			(300,000)
Adjustments on exchange of ordinary shares of related party (in shares)						(388,816,000)
Exchange of preference shares of related party (in shares)						42,651,000
Issuance of share capital as consideration for the merger (in shares)		72,322,267				72,322,000
Treasury shares (in shares)						(50,000)
Sale or acquisition of treasury shares (in shares)						50,000	37,508,000
Conversion of warrants into shares (in shares)						14,274,000
Issuance of share capital (in shares)						37,230,000
Shares sold to RSP scheme members (in shares)							12,492,000
Number of shares outstanding at end of the period						657,661,000	880,000,000	880,000,000
Ordinary shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Beginning balance						$ 305,378,000	$ 305,310,000
Contribution of shares by Kinetik							(13,724,000)
Contribution of Roborace Ltd by Kinetik							68,000
Initial share capital of Arrival						35,000
Reduction of capital of Arrival						(35,000)
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						4,384,361,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*				$ 307,726,045		307,726,000
Issuance of share capital as consideration for the merger with CIIG						720,168,000
Treasury shares						6,000
Sale of treasury shares						(6,000)	10,295,000
Shares sold to RSP Scheme members							3,429,000
Exercise of warrants into shares						140,843,000
Issuance of share capital						353,682,000
Share issue related cost						(18,046,000)
Impact from conversion of share capital from EUR to USD						(275,669,000)
Ending balance						5,918,443,000	305,378,000	$ 305,310,000
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance						252,091,000	252,091,000
Contribution of shares by Kinetik							(13,724,000)
Initial share capital of Arrival						35,000
Reduction of capital of Arrival			$ (35,496)			(35,000)
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						(194,067,000)
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						5,038,000
Issuance of share capital as consideration for the merger with CIIG						8,543,000
Treasury shares						6,000
Sale of treasury shares						(6,000)	10,295,000
Shares sold to RSP Scheme members							3,429,000
Exercise of warrants into shares						1,694,000
Issuance of share capital						4,199,000
Impact from conversion of share capital from EUR to USD						(3,452,000)
Ending balance						74,046,000	252,091,000	252,091,000
Ordinary shares | Share premium
Disclosure of classes of share capital [line items]
Beginning balance						53,287,000	53,219,000
Contribution of Roborace Ltd by Kinetik							68,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						4,578,428,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						302,688,000
Issuance of share capital as consideration for the merger with CIIG						711,625,000
Exercise of warrants into shares						139,149,000
Issuance of share capital						349,483,000
Share issue related cost						(18,046,000)
Impact from conversion of share capital from EUR to USD						(272,217,000)
Ending balance						$ 5,844,397,000	$ 53,287,000	$ 53,219,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period						76,413,000	29,333,000
Exchange of preference shares of related party (in shares)						76,413,000
Issuance of share capital (in shares)							47,080,000
Number of shares outstanding at end of the period						0	76,413,000	29,333,000
Preference shares | Issued Capital And Share Premium
Disclosure of classes of share capital [line items]
Beginning balance						$ 300,466,000	$ 111,890,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(300,466,000)
Issuance of share capital							188,575,953
Ending balance						0	300,466,000	$ 111,890,000
Preference shares | Share capital
Disclosure of classes of share capital [line items]
Beginning balance						22,035,000	8,206,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						(16,997,000)
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(22,035,000)
Issuance of share capital							13,828,907
Ending balance						0	22,035,000	8,206,000
Preference shares | Share premium
Disclosure of classes of share capital [line items]
Beginning balance						278,431,000	103,684,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival						24,257,000
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*						(278,431,000)
Issuance of share capital							174,747,046
Ending balance						$ 0	$ 278,431,000	$ 103,684,000